Capital Lease Obligations - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) Vessel
Assets Held for Sale [Member]
Capital Leased Assets [Line Items]
Number of vessels	2
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Weighted-average interest rate on leases	5.50%
Approximate capital leases future minimum payments due | $	$ 65.9
Interest expenses included in capital lease payment obligation | $	$ 6.8
Suezmax Tankers [Member] | Teekay LNG [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets	2
Capital lease arrangement period, lessee	Under these capital leases, the owner has the option to require Teekay LNG to purchase the two vessels. The charterer, who is also the owner, also has the option to cancel the charter contracts and the cancellation options are first exercisable in October 2017 and July 2018, respectively.
Suezmax Tankers [Member] | Teekay LNG [Member] | Assets Held for Sale [Member]
Capital Leased Assets [Line Items]
Number of vessels	2